ACQUISITIONS - Assets Acquired And Liabilities Assumed (Details) - USD ($)			6 Months Ended
	Apr. 16, 2018	Feb. 28, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 46,467,000
Goodwill				$ 6,332,000	$ 0
Knoxville Terminals Purchase [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	$ 356,000
Payments to Acquire Property, Plant, and Equipment	58,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	45,768,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	5,900,000
Goodwill	6,332,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 58,356,000
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 11,600,000
Entities Under Common Control, Assets Received, Value		$ 11,538,000